UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08510

Matthews International Funds
(Exact name of registrant as specified in charter)

Four Embarcadero Center, Suite 550 San Francisco, CA 94111
(Address of principal executive offices) (Zip code)

William J. Hackett, President Four Embarcadero Center, Suite 550 San Francisco, CA 94111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	415-788-6036

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Matthews Asian Growth and Income Fund	September 30, 2010
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 68.4%
CHINA/ HONG KONG: 19.8%
CLP Holdings, Ltd.	12,380,200	$98,699,468
Hang Seng Bank, Ltd.	5,097,500	74,859,881
China Pacific Insurance Group Co., Ltd. H Shares	19,414,400	72,715,365
Hang Lung Properties, Ltd.	14,325,920	69,765,075
Shandong Weigao Group Medical Polymer Co., Ltd. H Shares	22,428,000	63,525,273
China Mobile, Ltd. ADR	1,061,600	54,279,608
Television Broadcasts, Ltd.	9,447,000	53,838,506
China Communications Services Corp., Ltd. H Shares	83,124,000	49,206,192
Vitasoy International Holdings, Ltd.†	51,771,000	40,761,573
VTech Holdings, Ltd.	3,336,000	34,033,922
Inspur International, Ltd.†	297,420,000	24,842,123
Cafe’ de Coral Holdings, Ltd.	7,577,100	21,511,162
I-CABLE Communications, Ltd.(b)†	128,079,000	17,153,740
Citic 1616 Holdings, Ltd.	45,476,000	16,432,181
SinoCom Software Group, Ltd.†	76,778,000	9,748,827
Total China/ Hong Kong		701,372,896

SINGAPORE: 11.3%
Singapore Technologies Engineering, Ltd.	44,541,125	113,713,143
Keppel Corp., Ltd.	11,664,000	79,627,177
Ascendas REIT	36,570,000	60,983,749
Hong Leong Finance, Ltd.	14,599,000	34,068,999
Fraser and Neave, Ltd.	6,494,100	32,080,716
Singapore Post, Ltd.	33,628,000	31,232,437
Cerebos Pacific, Ltd.	7,740,000	26,260,924
ARA Asset Management, Ltd.(c)	24,229,000	22,473,259
Total Singapore		400,440,404

JAPAN: 10.7%
Trend Micro, Inc.	2,832,700	84,839,590
Hisamitsu Pharmaceutical Co., Inc.	2,035,000	82,951,941
Japan Real Estate Investment Corp., REIT	6,209	56,470,388
Hamamatsu Photonics, K.K.	1,598,300	52,167,765
Rohm Co., Ltd.	684,600	42,397,981
Nintendo Co., Ltd.	149,200	37,421,287
Nippon Building Fund, Inc., REIT	2,663	23,338,819
Total Japan		379,587,771

TAIWAN: 5.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	26,445,187	52,335,045
Cathay Financial Holding Co., Ltd.	31,056,902	47,432,223
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,980,624	40,363,527
Chunghwa Telecom Co., Ltd. ADR	1,596,907	35,802,655
CyberLink Corp.†	5,990,122	24,916,140
Total Taiwan		200,849,590

SOUTH KOREA: 5.5%
S1 Corp.	973,615	53,412,112
KT Corp. ADR	1,812,400	37,081,704
GS Home Shopping, Inc.†	432,419	36,181,123
SK Telecom Co., Ltd. ADR	1,736,333	30,333,738
SK Telecom Co., Ltd.	196,401	29,513,038
Daehan City Gas Co., Ltd.	346,870	8,943,633
Total South Korea		195,465,348

THAILAND: 4.6%
BEC World Public Co., Ltd.	41,573,400	52,975,808
Land & Houses Public Co., Ltd. NVDR	147,945,900	36,104,162
Glow Energy Public Co., Ltd.	19,051,600	26,878,277
PTT Public Co., Ltd.	2,714,000	26,585,984
Home Product Center Public Co., Ltd.	34,477,000	12,521,925
Thai Reinsurance Public Co., Ltd. NVDR	35,019,035	7,053,150
Thai Reinsurance Public Co., Ltd.	7,920,165	1,595,193
Total Thailand		163,714,499

AUSTRALIA: 3.1%
Telstra Corp., Ltd.	22,022,082	55,858,252
AXA Asia Pacific Holdings, Ltd.	10,642,742	52,869,878
Total Australia		108,728,130

UNITED KINGDOM: 2.1%
HSBC Holdings PLC ADR	1,456,933	73,706,240
Total United Kingdom		73,706,240

VIETNAM: 1.4%
Baoviet Holdings	9,624,950	26,847,663
Vietnam Dairy Products JSC	2,754,650	12,270,113
KinhDo Corp.	4,050,000	11,308,744
Total Vietnam		50,426,520

INDONESIA: 1.3%
PT Telekomunikasi Indonesia ADR	1,141,400	47,128,406
Total Indonesia		47,128,406

INDIA: 1.2%
Oriental Bank of Commerce	4,289,484	44,025,468
Total India		44,025,468

PHILIPPINES: 1.2%
Globe Telecom, Inc.	2,081,420	42,137,078
Total Philippines		42,137,078

MALAYSIA: 0.6%
YTL Power International BHD	27,567,418	20,453,202
Total Malaysia		20,453,202
TOTAL COMMON EQUITIES (Cost $2,003,371,913)		2,428,035,552

PREFERRED EQUITIES: 2.7%
SOUTH KOREA: 2.7%
Samsung Fire & Marine Insurance Co., Ltd., Pfd.	492,311	37,963,143
Hyundai Motor Co., Ltd., Pfd.	566,280	26,303,742
LG Household & Health Care, Ltd., Pfd.	210,290	18,393,866
Hyundai Motor Co., Ltd., 2nd Pfd.	305,760	14,770,117
Total South Korea		97,430,868
TOTAL PREFERRED EQUITIES (Cost $48,458,888)		97,430,868

		Shares	Value
WARRANTS: 0.4%
INDIA: 0.4%
Housing Development Finance Corp., expires 08/23/12		3,892,400	$14,691,244
Total India			14,691,244
TOTAL WARRANTS (Cost $6,862,505)			14,691,244

RIGHTS 0.1%
VIETNAM: 0.1%
Baoviet Holdings, expires 11/19/10(d)		9,583,160	1,800,713
Total Vietnam			1,800,713
TOTAL RIGHTS (Cost $0)			1,800,713

INTERNATIONAL BONDS: 25.1%

		Face Amount
CHINA/ HONG KONG: 9.0%
China Petroleum & Chemical Corp. (Sinopec), Cnv. 0.000%, 04/24/14	HKD	609,110,000	87,140,762
Hongkong Land CB 2005, Ltd., Cnv. 2.750%, 12/21/12		48,300,000	78,258,075
China High Speed Transmission Equipment Group Co., Ltd., Cnv. 0.000%, 05/14/11	CNY	247,700,000	42,108,852
Yue Yuen Industrial Holdings, Ltd., Cnv. 0.000%, 11/17/11	HKD	246,300,000	38,004,390
Power Regal Group, Ltd., Cnv. 2.250%, 06/02/14	HKD	184,640,000	32,661,851
China Green Holdings, Ltd., Cnv. 0.000%, 10/29/10	CNY	115,000,000	17,788,289
PB Issuer No. 2, Ltd.,Cnv. 1.750%, 04/12/16		12,280,000	12,203,250
PB Issuer, Ltd., Cnv. 3.300%, 02/01/13		11,880,000	11,939,400
Total China/ Hong Kong			320,104,869

INDIA: 6.9%
Tata Power Co., Ltd., Cnv. 1.750%, 11/21/14		45,900,000	51,350,625
Reliance Communication, Ltd., Cnv. 0.000%, 05/10/11		35,915,000	43,816,300
Housing Development Finance Corp. 0.000%, 08/24/12	INR	1,800,000,000	43,333,793
Larsen & Toubro, Ltd., Cnv. 3.500%, 10/22/14		27,000,000	33,993,000
Sintex Industries, Ltd., Cnv. 0.000%, 03/13/13		28,400,000	31,843,500
Financial Technologies India, Ltd., Cnv. 0.000%, 12/21/11		20,114,000	27,355,040
Tata Motors, Ltd., Cnv. 1.000%, 04/27/11		10,349,000	15,238,903
Total India			246,931,161

MALAYSIA: 4.2%
Rafflesia Capital, Ltd., Cnv. 1.250%(e), 10/04/11		48,100,000	65,476,125
Cherating Capital, Ltd., Cnv. 2.000%(e), 07/05/12		50,000,000	59,750,000
Paka Capital, Ltd., Cnv. 0.000%, 03/12/13		$22,300,000	22,991,300
Total Malaysia			148,217,425

SINGAPORE: 3.7%
CapitaLand, Ltd., Cnv. 3.125%, 03/05/18	SGD	62,500,000	48,777,184
Wilmar International, Ltd., Cnv. 0.000%, 12/18/12		36,100,000	46,632,175
Olam International, Ltd., Cnv. 6.000%, 10/15/16		25,300,000	34,515,525
Total Singapore			129,924,884

VIETNAM: 0.8%
Socialist Republic of Vietnam 6.875%, 01/15/16		25,811,000	28,617,946
Total Vietnam			28,617,946

SOUTH KOREA: 0.5%
POSCO 8.750%, 03/26/14		14,500,000	17,363,025
Total South Korea			17,363,025
TOTAL INTERNATIONAL BONDS (Cost $804,810,648)			891,159,310

Total Investments: 96.7% (Cost $2,863,503,954)(f)			3,433,117,687

CASH AND OTHER ASSETS, LESS LIABILITIES: 3.3%			116,443,985

NET ASSETS: 100.0%			$3,549,561,672

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.

(d)	Illiquid security.
(e)	Variable rate security. The rate represents the rate in effect at September 30, 2010.
(f)	Cost for federal income tax purposes is $2,868,008,751 and net unrealized appreciation consists of:

Gross unrealized appreciation	$616,071,153
Gross unrealized depreciation	(50,962,217)
Net unrealized appreciation	$565,108,936

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)
ADR	American Depositary Receipt
BHD	Berhad
CNY	Chinese Renminbi (Yuan)
Cnv.	Convertible
HKD	Hong Kong Dollar
INR	Indian Rupee
JSC	Joint Stock Co.
NVDR	Non-voting Depositary Receipt
Pfd.	Preferred
REIT	Real Estate Investment Trust
SGD	Singapore Dollar

See accompanying notes to schedules of investments.

Matthews Asia Dividend Fund	September 30, 2010
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 95.0%
CHINA/ HONG KONG: 25.2%
China Mobile, Ltd. ADR	938,300	$47,975,279
Cheung Kong Infrastructure Holdings, Ltd.	11,318,000	44,903,582
Esprit Holdings, Ltd.	5,920,000	32,064,232
Television Broadcasts, Ltd.	5,239,000	29,857,091
China Communications Services Corp., Ltd. H Shares	46,740,000	27,668,271
The Link REIT	8,530,000	25,309,876
Shenzhou International Group Holdings, Ltd.	18,012,000	21,975,979
China Fishery Group, Ltd.	14,440,000	21,733,194
Kingboard Laminates Holdings, Ltd.	20,230,500	20,490,685
Cafe’ de Coral Holdings, Ltd.	6,722,000	19,083,559
Jiangsu Expressway Co., Ltd. H Shares	18,174,000	19,068,872
Yip’s Chemical Holdings, Ltd.	14,912,000	18,326,731
Sichuan Expressway Co., Ltd. H Shares	23,912,000	16,033,363
Minth Group, Ltd.	4,933,000	9,812,266
CLP Holdings, Ltd.	929,500	7,410,313
VTech Holdings, Ltd.	557,000	5,682,522
Total China/ Hong Kong		367,395,815

JAPAN: 22.1%
ITOCHU Corp.	4,473,100	40,941,830
Hisamitsu Pharmaceutical Co., Inc.	748,200	30,498,596
Monex Group, Inc.	87,059	29,323,846
ORIX Corp.	368,000	28,165,966
Pigeon Corp.	825,900	26,257,949
Hamamatsu Photonics, K.K.	687,700	22,446,206
Point, Inc.	491,790	22,320,856
Lawson, Inc.	487,100	22,287,600
Shinko Plantech Co., Ltd.†	2,325,600	21,147,456
Nintendo Co., Ltd.	60,400	15,149,100
Hokuto Corp.	652,500	14,607,284
EPS Co., Ltd.	5,610	14,364,561
United Urban Investment Corp., REIT	1,850	12,704,040
Fanuc, Ltd.	61,100	7,798,830
Ship Healthcare Holdings, Inc.	865,300	7,541,215
Shiseido Co., Ltd.	312,000	7,009,111
Total Japan		322,564,446

SOUTH KOREA: 10.1%
KT&G Corp.	633,000	37,709,945
Grand Korea Leisure Co., Ltd.	1,776,140	34,815,196
SK Telecom Co., Ltd. ADR	1,513,250	26,436,478
MegaStudy Co., Ltd.	110,847	16,422,936
SK Telecom Co., Ltd.	93,264	14,014,715
S1 Corp.	233,880	12,830,559
Cheil Worldwide, Inc.	441,450	5,255,747
Total South Korea		147,485,576

TAIWAN: 9.2%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,805,040	38,583,106
Chunghwa Telecom Co., Ltd. ADR	1,310,670	29,385,221
CyberLink Corp.	4,313,509	17,942,204
HTC Corp.	764,400	17,362,204
St. Shine Optical Co., Ltd.	1,611,000	16,725,426
Taiwan Semiconductor Manufacturing Co., Ltd.	5,346,469	10,580,666
Chunghwa Telecom Co., Ltd.	1,403,705	3,151,734
Total Taiwan		133,730,561

AUSTRALIA: 7.4%
Metcash, Ltd	9,719,925	41,097,063
QBE Insurance Group, Ltd.	2,240,000	37,409,245
Coca-Cola Amatil, Ltd.	1,909,730	22,147,693
Billabong International, Ltd.	1,032,413	7,975,201
Total Australia		108,629,202

THAILAND: 5.8%
Thai Beverage Public Co., Ltd.	136,295,000	28,500,589
LPN Development Public Co., Ltd.	33,126,300	11,494,081
Glow Energy Public Co., Ltd.	7,783,800	10,981,499
Major Cineplex Group Public Co., Ltd.	22,100,900	10,573,006
Siam Makro Public Co., Ltd.	2,130,000	10,527,183
Land & Houses Public Co., Ltd. NVDR	38,358,200	9,360,791
Land & Houses Public Co., Ltd.	10,267,400	2,569,139
Total Thailand		84,006,288

INDONESIA: 5.7%
PT Perusahaan Gas Negara	92,085,000	39,679,580
PT Telekomunikasi Indonesia ADR	567,634	23,437,608
PT Telekomunikasi Indonesia	11,036,500	11,384,081
PT Ramayana Lestari Sentosa	89,013,000	8,685,287
Total Indonesia		83,186,556

SINGAPORE: 3.8%
CapitaRetail China Trust, REIT	23,332,000	22,173,721
ARA Asset Management, Ltd.(b)	23,096,000	21,422,361
Venture Corp., Ltd.	767,000	5,725,682
Parkway Life REIT	4,695,868	5,713,030
Super Group, Ltd.	837,000	700,247
Total Singapore		55,735,041

UNITED KINGDOM: 3.0%
HSBC Holdings PLC ADR	827,791	41,877,947
HSBC Holdings PLC	256,133	2,596,930
Total United Kingdom		44,474,877

PHILIPPINES: 1.9%
Globe Telecom, Inc.	1,389,070	28,120,875
Total Philippines		28,120,875

MALAYSIA: 0.8%
Top Glove Corp. BHD	4,891,400	8,130,106
Media Prima BHD	4,931,200	3,462,937
Total Malaysia		11,593,043
TOTAL COMMON EQUITIES (Cost $1,242,620,468)		1,386,922,280

		Face Amount	Value
INTERNATIONAL BONDS: 0.3%
JAPAN: 0.3%
ORIX Corp., Cnv. 1.000%, 03/31/14	JPY	310,000,000	$4,103,378
Total Japan			4,103,378
TOTAL INTERNATIONAL BONDS (Cost $3,376,182)			4,103,378

Total Investments: 95.3% (Cost $1,245,996,650)(c)			1,391,025,658

CASH AND OTHER ASSETS, LESS LIABILITIES: 4.7%			68,279,334

NET ASSETS: 100.0%			$1,459,304,992

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.

(c)	Cost for federal income tax purposes is $1,247,203,738 and net unrealized appreciation consists of:

Gross unrealized appreciation	$168,377,387
Gross unrealized depreciation	(24,555,467)
Net unrealized appreciation	$143,821,920

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)
ADR	American Depositary Receipt
BHD	Berhad
Cnv.	Convertible
JPY	Japanese Yen
NVDR	Non-voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

Matthews China Dividend Fund	September 30, 2010
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 96.6%
FINANCIALS: 19.0%
Commercial Banks: 7.4%
HSBC Holdings PLC ADR	29,300	$1,482,287
Hang Seng Bank, Ltd.	83,600	1,227,717
		2,710,004
Real Estate Investment Trusts: 6.6%
CapitaRetail China Trust, REIT	1,334,000	1,267,776
The Link REIT	382,500	1,134,939
		2,402,715
Real Estate Management & Development: 2.8%
Swire Pacific, Ltd. A Shares	43,000	591,177
Hang Lung Properties, Ltd.	86,000	418,807
		1,009,984
Capital Markets: 2.0%
Yuanta Financial Holding Co., Ltd.	1,188,000	721,635
Insurance: 0.2%
China Pacific Insurance Group Co., Ltd. H Shares	21,200	79,403
Total Financials		6,923,741

INFORMATION TECHNOLOGY: 14.1%
Software: 4.1%
CyberLink Corp.	218,608	909,310
Kingsoft Corp., Ltd.	1,117,000	592,243
		1,501,553
Semiconductors & Semiconductor Equipment: 4.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	578,000	1,143,862
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	32,800	332,592
		1,476,454
Electronic Equipment, Instruments & Components: 4.0%
Kingboard Laminates Holdings, Ltd.	884,500	895,876
Digital China Holdings, Ltd.	314,000	545,428
		1,441,304
IT Services: 2.0%
SinoCom Software Group, Ltd.	5,694,000	722,991
Total Information Technology		5,142,302

CONSUMER DISCRETIONARY: 13.7%
Textiles, Apparel & Luxury Goods: 5.2%
Shenzhou International Group Holdings, Ltd.	888,000	1,083,426
Ports Design, Ltd.	298,500	822,371
		1,905,797
Media: 3.3%
Television Broadcasts, Ltd.	213,000	1,213,888
Hotels, Restaurants & Leisure: 3.0%
Cafe’ de Coral Holdings, Ltd.	378,000	1,073,131
Auto Components: 2.1%
Xinyi Glass Holdings Co., Ltd.	1,212,000	747,486
Multiline Retail: 0.1%
PCD Stores, Ltd.(b)	162,100	50,992
Total Consumer Discretionary		4,991,294

TELECOMMUNICATION SERVICES: 11.9%
Diversified Telecommunication Services: 7.0%
Chunghwa Telecom Co., Ltd. ADR	62,109	1,392,484
China Communications Services Corp., Ltd. H Shares	1,958,000	1,159,060
		2,551,544
Wireless Telecommunication Services: 4.9%
China Mobile, Ltd. ADR	34,930	1,785,971
Total Telecommunication Services		4,337,515

UTILITIES: 11.3%
Electric Utilities: 6.5%
Cheung Kong Infrastructure Holdings, Ltd.	430,000	1,706,003
CLP Holdings, Ltd.	81,500	649,748
		2,355,751
Water Utilities: 3.4%
Guangdong Investment, Ltd.	2,396,000	1,251,652
Gas Utilities: 1.4%
Hong Kong & China Gas Co., Ltd.	207,200	523,253
Total Utilities		4,130,656

INDUSTRIALS: 8.0%
Transportation Infrastructure: 6.7%
Jiangsu Expressway Co., Ltd. H Shares	1,016,000	1,066,027
China Merchants Holdings International Co., Ltd.	206,000	744,864
Sichuan Expressway Co., Ltd. H Shares	956,000	641,013
		2,451,904
Electrical Equipment: 1.3%
Hangzhou Steam Turbine Co., Ltd. B Shares	223,140	459,922
Total Industrials		2,911,826

CONSUMER STAPLES: 6.0%
Food Products: 5.2%
China Fishery Group, Ltd.	748,000	1,125,791
Vitasoy International Holdings, Ltd.	982,000	773,172
		1,898,963
Beverages: 0.8%
Yantai Changyu Pioneer Wine Co., B Shares	23,527	299,458
Total Consumer Staples		2,198,421

ENERGY: 5.0%
Oil, Gas & Consumable Fuels: 5.0%
CNOOC, Ltd. ADR	4,550	884,065
China Petroleum & Chemical Corp. ADR	5,440	480,243
China Shenhua Energy Co., Ltd. H Shares	108,000	444,765
Total Energy		1,809,073

HEALTH CARE: 4.6%
Health Care Equipment & Supplies: 2.4%
St. Shine Optical Co., Ltd.	84,000	872,089
Pharmaceuticals: 2.2%
The United Laboratories International Holdings, Ltd.	406,000	787,114
Total Health Care		1,659,203

	Shares	Value
COMMON EQUITIES: (continued)
MATERIALS: 3.0%
Chemicals: 3.0%
Yip’s Chemical Holdings, Ltd.	880,000	$1,081,513
Total Materials		1,081,513
Total Investments: 96.6% (Cost $32,521,031)(c)		35,185,544

CASH AND OTHER ASSETS, LESS LIABILITIES: 3.4%		1,247,222

NET ASSETS: 100.0%		$36,432,766

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $32,521,031 and net unrealized appreciation consists of:

Gross unrealized appreciation	$2,903,150
Gross unrealized depreciation	(238,637)
Net unrealized appreciation	$2,664,513

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

Matthews Asia Pacific Fund	September 30, 2010
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 94.7%
JAPAN: 28.7%
Sysmex Corp.	102,100	$7,097,750
Softbank Corp.	204,100	6,678,252
The Japan Steel Works, Ltd.	661,000	6,227,890
Fanuc, Ltd.	48,000	6,126,740
Pigeon Corp.	179,300	5,700,509
Nidec Corp.	63,900	5,682,318
ORIX Corp.	70,680	5,409,702
Benesse Holdings, Inc.	100,900	4,869,849
Nintendo Co., Ltd.	19,100	4,790,527
Komatsu, Ltd.	188,900	4,394,567
Asahi Breweries, Ltd.	213,100	4,268,487
MID REIT, Inc.	1,832	4,095,321
FamilyMart Co., Ltd.	98,200	3,521,206
Keyence Corp.	14,930	3,255,741
Monex Group, Inc.	9,218	3,104,874
Mori Trust Sogo REIT, Inc.	364	3,073,583
Kenedix, Inc.(b)	11,164	1,976,469
GCA Savvian Group Corp.	1,785	1,706,427
Mitsubishi UFJ Financial Group, Inc. ADR	339,700	1,572,811
Total Japan		83,553,023

CHINA/ HONG KONG: 27.4%
Ctrip.com International, Ltd. ADR(b)	182,400	8,709,600
Kingdee International Software Group Co., Ltd.	13,466,000	6,292,281
Tingyi (Cayman Islands) Holding Corp.	1,888,000	5,187,812
Hang Lung Group, Ltd.	782,000	5,099,049
China Vanke Co., Ltd. B Shares	3,789,587	4,795,935
Shangri-La Asia, Ltd.	2,096,000	4,765,815
China Life Insurance Co., Ltd. H Shares	1,160,000	4,594,004
China Mobile, Ltd.	375,000	3,836,222
Sany Heavy Equipment International Holdings Co., Ltd.	2,115,000	3,729,671
Hong Kong Exchanges and Clearing, Ltd.	189,000	3,715,698
China Kanghui Holdings, Inc. ADR(b)	260,700	3,694,119
Dairy Farm International Holdings, Ltd.	477,354	3,627,890
Ports Design, Ltd.	1,195,000	3,292,237
Dongfeng Motor Group Co., Ltd. H Shares	1,478,000	3,007,594
China Merchants Bank Co., Ltd. H Shares	1,160,950	2,977,906
Shandong Weigao Group Medical Polymer Co., Ltd. H Shares	1,008,000	2,855,068
Shenzhou International Group Holdings, Ltd.	2,339,000	2,853,754
Wynn Macau, Ltd.(b)	1,407,200	2,421,487
Baoye Group Co., Ltd. H Shares	3,554,000	2,253,113
Byd Co., Ltd. H Shares	265,500	2,121,500
Total China/ Hong Kong		79,830,755

INDIA: 7.1%
HDFC Bank, Ltd.	126,958	7,014,656
Jain Irrigation Systems, Ltd.	213,106	5,640,486
Sun Pharmaceutical Industries, Ltd.	83,845	3,769,382
Unitech, Ltd.	1,831,738	3,593,580
Hindustan Media Ventures, Ltd.(b)	155,255	660,097
Total India		20,678,201

INDONESIA: 6.3%
PT Astra International	1,212,500	7,694,492
PT Bank Rakyat Indonesia	6,401,500	7,167,723
PT Telekomunikasi Indonesia	2,598,000	2,679,821
PT Indofood CBP Sukses Makmur(b)(c)	1,102,500	666,441
Total Indonesia		18,208,477

TAIWAN: 5.4%
St. Shine Optical Co., Ltd.	533,000	5,533,614
HTC Corp.	224,400	5,096,911
Richtek Technology Corp.	360,517	2,672,849
Polaris Securities Co., Ltd.	4,888,000	2,422,129
Total Taiwan		15,725,503

AUSTRALIA: 5.0%
CSL Australia, Ltd.	184,497	5,902,120
Oil Search, Ltd.	899,999	5,359,430
BHP Billiton, Ltd.	89,007	3,392,716
Total Australia		14,654,266

SINGAPORE: 4.4%
CapitaCommerical Trust, REIT	5,456,000	6,132,841
Goodpack, Ltd.	2,301,000	3,344,394
Keppel Land, Ltd.	1,074,000	3,308,219
Total Singapore		12,785,454

THAILAND: 4.3%
Major Cineplex Group Public Co., Ltd.	17,056,000	8,159,541
Siam Commercial Bank Public Co., Ltd.	1,264,400	4,307,670
Total Thailand		12,467,211

SOUTH KOREA: 3.9%
Kiwoom Securities Co., Ltd.	89,246	3,935,692
LG Electronics, Inc.	43,025	3,624,250
NHN Corp.(b)	13,282	2,282,908
Gamevil, Inc.(b)	54,227	1,575,312
Total South Korea		11,418,162

MALAYSIA: 1.4%
Parkson Holdings BHD	2,107,264	3,971,145
Total Malaysia		3,971,145

VIETNAM: 0.8%
Saigon Securities, Inc.	1,718,300	2,316,242
Total Vietnam		2,316,242
TOTAL COMMON EQUITIES (Cost $186,029,092)		275,608,439

PREFERRED EQUITIES: 1.7%
SOUTH KOREA: 1.7%
Hyundai Motor Co., Ltd., Pfd.	107,430	4,990,130
Total South Korea		4,990,130
TOTAL PREFERRED EQUITIES (Cost $1,494,763)		4,990,130

Value
TOTAL INVESTMENTS: 96.4% (COST $187,523,855)(d)	$280,598,569

CASH AND OTHER ASSETS, LESS LIABILITIES: 3.6%	10,559,681

NET ASSETS: 100.0%	$291,158,250

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Illiquid security.
(d)	Cost for federal income tax purposes is $187,574,177 and net unrealized appreciation consists of:

Gross unrealized appreciation	$101,715,574
Gross unrealized depreciation	(8,691,182)
Net unrealized appreciation	$93,024,392

ADR	American Depositary Receipt
BHD	Berhad
Pfd.	Preferred
REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

Matthews Pacific Tiger Fund	September 30, 2010
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 97.3%
CHINA/ HONG KONG: 33.8%
Hang Lung Group, Ltd.	20,164,000	$131,479,834
Ping An Insurance Group Co. of China, Ltd. H Shares	11,773,500	119,531,362
China Mobile, Ltd. ADR	2,268,150	115,970,510
Swire Pacific, Ltd. A Shares	7,811,500	107,394,858
Ctrip.com International, Ltd. ADR(b)	2,197,950	104,952,113
Baidu, Inc. ADR(b)	926,000	95,026,120
Tingyi (Cayman Islands) Holding Corp.	30,096,000	82,697,246
Hengan International Group Co., Ltd.	7,996,000	79,654,193
China Resources Enterprise, Ltd.	17,502,000	79,084,119
Hong Kong Exchanges and Clearing, Ltd.	4,014,500	78,924,183
Lenovo Group, Ltd.	126,568,000	77,798,086
Dairy Farm International Holdings, Ltd.	9,888,246	75,150,670
Shangri-La Asia, Ltd.	31,576,000	71,796,458
Dongfeng Motor Group Co., Ltd. H Shares	33,440,000	68,047,328
China Vanke Co., Ltd. B Shares	48,875,258	61,854,375
China Resources Land, Ltd.	29,044,000	58,766,364
China Merchants Bank Co., Ltd. H Shares	22,182,350	56,899,054
Tencent Holdings, Ltd.	2,469,800	53,794,077
New Oriental Education & Technology Group, Inc. ADR(b)	539,400	52,634,652
Mindray Medical International, Ltd. ADR	1,739,297	51,431,012
NetEase.com, Inc. ADR(b)	1,032,350	40,715,884
Digital China Holdings, Ltd.	22,500,000	39,083,232
Sinopharm Group Co., Ltd. H Shares	9,256,800	38,109,093
Shenzhen Chiwan Wharf Holdings, Ltd. B Shares	11,949,117	19,962,365
Inspur International, Ltd.†	53,285,000	4,450,651
Total China/ Hong Kong		1,765,207,839

INDIA: 18.7%
HDFC Bank, Ltd.	1,997,184	110,347,984
Housing Development Finance Corp.	5,435,685	88,576,270
ITC, Ltd.	19,060,000	75,622,837
Sun Pharmaceutical Industries, Ltd.	1,665,363	74,868,967
Unitech, Ltd.	36,774,406	72,145,555
Titan Industries, Ltd.	989,621	72,138,561
Tata Power Co., Ltd.	2,235,014	67,405,331
Kotak Mahindra Bank, Ltd.	6,345,882	67,132,600
Infosys Technologies, Ltd.	948,401	64,232,463
Larsen & Toubro, Ltd.	1,219,599	55,665,090
Dabur India, Ltd.	20,061,776	48,230,380
Container Corp. of India, Ltd.	1,580,715	45,691,888
Bharti Airtel, Ltd.	5,563,480	45,270,729
Sun TV Network, Ltd.	3,602,590	41,568,618
Infosys Technologies, Ltd. ADR	219,611	14,782,016
Sintex Industries, Ltd.	1,433,325	12,259,024
HDFC Bank, Ltd. ADR	63,900	11,781,243
Glenmark Pharmaceuticals, Ltd.	1,169,441	7,793,737
Total India		975,513,293

SOUTH KOREA: 15.5%
Hyundai Mobis	555,000	125,095,967
LS Corp.	944,781	97,033,738
Dongbu Insurance Co., Ltd.	2,876,690	89,039,845
Samsung Electronics Co., Ltd.	118,904	80,974,735
Yuhan Corp.	456,321	74,297,628
POSCO	154,000	70,004,101
Cheil Worldwide, Inc.	5,741,350	68,354,475
Amorepacific Corp.	65,152	65,480,554
NHN Corp.(b)	359,802	61,842,716
MegaStudy Co., Ltd.†	395,738	58,631,987
Green Cross Corp.	141,263	19,211,752
Total South Korea		809,967,498

INDONESIA: 7.6%
PT Bank Central Asia	163,368,000	122,549,981
PT Astra International	14,665,230	93,065,148
PT Telekomunikasi Indonesia	85,460,500	88,151,975
PT Perusahaan Gas Negara	166,200,000	71,615,856
PT Telekomunikasi Indonesia ADR	375,700	15,512,653
PT Indofood CBP Sukses Makmur(b)(c)	10,365,000	6,265,454
Total Indonesia		397,161,067

TAIWAN: 7.3%
Yuanta Financial Holding Co., Ltd.	140,400,000	85,284,141
Synnex Technology International Corp.	34,222,354	79,414,028
President Chain Store Corp.	17,937,608	77,292,775
Hon Hai Precision Industry Co., Ltd.	19,157,031	71,846,399
Taiwan Semiconductor Manufacturing Co., Ltd.	34,923,513	69,113,659
Total Taiwan		382,951,002

THAILAND: 5.4%
Central Pattana Public Co., Ltd.	69,596,100	69,497,365
Land & Houses Public Co., Ltd.	254,719,500	63,736,652
Bank of Ayudhya Public Co., Ltd.	76,617,238	63,700,263
Bank of Ayudhya Public Co., Ltd. NVDR	67,551,362	56,162,812
Land & Houses Public Co., Ltd. NVDR	130,450,000	31,834,528
Total Thailand		284,931,620

MALAYSIA: 4.7%
Genting BHD	36,107,700	115,923,402
Public Bank BHD	22,286,386	90,707,591
Top Glove Corp. BHD	25,175,960	41,845,528
Total Malaysia		248,476,521

PHILIPPINES: 1.9%
SM Prime Holdings, Inc.	339,502,517	97,408,452
Total Philippines		97,408,452

SINGAPORE: 1.9%
Keppel Land, Ltd.	17,737,000	54,634,896
Hyflux, Ltd.	17,990,187	42,549,453
Total Singapore		97,184,349

VIETNAM: 0.5%
Vietnam Dairy Products JSC	6,332,900	28,208,811
Total Vietnam		28,208,811

Value
Total Investments: 97.3% (Cost $3,413,591,024)(d)	$5,087,010,452

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.7%	140,157,981

NET ASSETS: 100.0%	$5,227,168,433

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Illiquid security.
(d)	Cost for federal income tax purposes is $3,414,161,245 and net unrealized appreciation consists of:

Gross unrealized appreciation	$1,698,670,173
Gross unrealized depreciation	(25,820,966)
Net unrealized appreciation	$1,672,849,207

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)
ADR	American Depositary Receipt
BHD	Berhad
JSC	Joint Stock Co.
NVDR	Non-voting Depositary Receipt

See accompanying notes to schedules of investments.

Matthews China Fund	September 30, 2010
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: CHINA/HONG KONG: 98.2%
CONSUMER DISCRETIONARY: 23.9%
Hotels, Restaurants & Leisure: 6.7%
Ctrip.com International, Ltd. ADR(b)	1,335,700	$63,779,675
Cafe’ de Coral Holdings, Ltd.	17,914,100	50,857,599
Sands China, Ltd.(b)	24,220,800	43,458,527
Shangri-La Asia, Ltd.	15,453,600	35,137,882
		193,233,683
Multiline Retail: 4.2%
Golden Eagle Retail Group, Ltd.	26,496,000	74,950,372
Parkson Retail Group, Ltd.	26,044,500	45,278,995
		120,229,367
Textiles, Apparel & Luxury Goods: 3.2%
Ports Design, Ltd.	14,983,500	41,279,697
Li Ning Co., Ltd.	12,019,000	36,294,287
Glorious Sun Enterprises, Ltd.	33,994,000	13,423,390
		90,997,374
Automobiles: 2.7%
Dongfeng Motor Group Co., Ltd. H Shares	38,822,000	78,999,204
Specialty Retail: 2.6%
Belle International Holdings, Ltd.	37,766,000	75,695,070
Distributors: 2.3%
Li & Fung, Ltd.	11,809,200	66,153,224
Diversified Consumer Services: 1.6%
New Oriental Education & Technology Group, Inc. ADR(b)	477,800	46,623,724
Media: 0.6%
Television Broadcasts, Ltd.	3,270,000	18,635,748
Total Consumer Discretionary		690,567,394

FINANCIALS: 18.8%
Real Estate Management & Development: 6.5%
Hang Lung Group, Ltd.	9,166,000	59,767,118
Swire Pacific, Ltd. A Shares	3,930,000	54,030,825
China Vanke Co., Ltd. B Shares	34,264,750	43,363,959
China Resources Land, Ltd.	16,306,000	32,992,850
		190,154,752
Commercial Banks: 6.3%
BOC Hong Kong Holdings, Ltd.	21,662,000	68,593,665
China Merchants Bank Co., Ltd. H Shares	20,739,614	53,198,350
China Construction Bank Corp. H Shares	40,638,000	35,517,586
Bank of Communications Co., Ltd. H Shares	22,548,050	24,304,969
		181,614,570
Insurance: 4.1%
Ping An Insurance Group Co. of China, Ltd. H Shares	6,700,500	68,027,340
China Life Insurance Co., Ltd. H Shares	10,768,000	42,645,029
China Life Insurance Co., Ltd. ADR	136,300	8,107,124
		118,779,493
Diversified Financial Services: 1.9%
Hong Kong Exchanges and Clearing, Ltd.	2,761,300	54,286,548
Total Financials		544,835,363

CONSUMER STAPLES: 13.3%
Food Products: 4.6%
Tingyi (Cayman Islands) Holding Corp.	25,185,000	69,202,888
China Yurun Food Group, Ltd.	16,901,000	62,607,256
		131,810,144
Food & Staples Retailing: 4.5%
Lianhua Supermarket Holdings Co., Ltd. H Shares	16,796,000	67,902,982
China Resources Enterprise, Ltd.	13,782,000	62,275,016
		130,177,998
Household & Personal Products: 2.3%
Hengan International Group Co., Ltd.	6,610,500	65,852,182
Beverages: 1.9%
Tsingtao Brewery Co., Ltd. H Shares	9,707,000	55,936,126
Total Consumer Staples		383,776,450

INFORMATION TECHNOLOGY: 12.4%
Internet Software & Services: 4.3%
Tencent Holdings, Ltd.	2,334,900	50,855,854
Sina Corp.(b)	792,700	40,094,766
NetEase.com, Inc. ADR(b)	851,400	33,579,216
		124,529,836
Computers & Peripherals: 2.7%
Lenovo Group, Ltd.	79,624,000	48,942,819
TPV Technology, Ltd.	45,168,000	29,646,464
		78,589,283
Communications Equipment: 2.1%
ZTE Corp. H Shares	15,079,254	59,786,369
Software: 1.9%
Kingdee International Software Group Co., Ltd.†	120,330,000	56,226,803
Electronic Equipment, Instruments & Components: 1.4%
Digital China Holdings, Ltd.	22,749,000	39,515,753
Total Information Technology		358,648,044

INDUSTRIALS: 11.6%
Machinery: 3.2%
CSR Corp., Ltd. H Shares	64,391,000	60,986,087
China National Materials Co., Ltd. H Shares	37,943,000	31,483,562
		92,469,649
Transportation Infrastructure: 2.8%
China Merchants Holdings International Co., Ltd.	16,886,581	61,059,288
GZI Transport, Ltd.	36,765,000	19,706,772
		80,766,060
Airlines: 2.3%
Air China, Ltd. H Shares(b)	49,583,900	68,149,771
Electrical Equipment: 1.6%
China High Speed Transmission Equipment Group Co., Ltd.	21,263,000	46,069,843
Construction & Engineering: 1.0%
China Railway Construction Corp., Ltd. H Shares	20,975,500	28,200,287
Industrial Conglomerates: 0.7%
NWS Holdings, Ltd.	11,017,276	21,571,350
Total Industrials		337,226,960

	Shares	Value
COMMON EQUITIES: CHINA/HONG KONG: (continued)
ENERGY: 6.2%
Oil, Gas & Consumable Fuels: 4.9%
CNOOC, Ltd.	33,366,000	$64,761,927
China Shenhua Energy Co., Ltd. H Shares	11,434,000	47,087,421
China Petroleum & Chemical Corp. (Sinopec) H Shares	32,904,000	29,030,655
		140,880,003
Energy Equipment & Services: 1.3%
China Oilfield Services, Ltd. H Shares	24,186,000	37,689,237
Total Energy		178,569,240

UTILITIES: 5.2%
Electric Utilities: 2.1%
Cheung Kong Infrastructure Holdings, Ltd.	15,431,500	61,223,682
Gas Utilities: 2.0%
Hong Kong & China Gas Co., Ltd.	23,045,653	58,198,382
Independent Power Producers & Energy Traders: 1.1%
China Longyuan Power Group Corp. H Shares(b)	19,836,000	19,637,255
Datang International Power Generation Co., Ltd. H Shares	30,990,000	12,909,624
		32,546,879
Total Utilities		151,968,943

TELECOMMUNICATION SERVICES: 4.4%
Wireless Telecommunication Services: 3.1%
China Mobile, Ltd.	6,223,583	63,666,790
China Mobile, Ltd. ADR	489,600	25,033,248
		88,700,038
Diversified Telecommunication Services: 1.3%
China Communications Services Corp., Ltd. H Shares	63,578,000	37,635,716
Total Telecommunication Services		126,335,754

HEALTH CARE: 2.4%
Health Care Providers & Services: 1.4%
Sinopharm Group Co., Ltd. H Shares	9,778,000	40,254,808
Health Care Equipment & Supplies: 1.0%
Mindray Medical International, Ltd. ADR	973,268	28,779,535
Total Health Care		69,034,343

TOTAL INVESTMENTS: 98.2% (Cost $1,938,058,437)(c)		2,840,962,491

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.8%		51,989,190

NET ASSETS: 100.0%		$2,892,951,681

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $1,941,189,605 and net unrealized appreciation consists of:

Gross unrealized appreciation	$934,482,077
Gross unrealized depreciation	(34,709,191)
Net unrealized appreciation	$899,772,886

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)
ADR	American Depositary Receipt

See accompanying notes to schedules of investments.

Matthews India Fund	September 30, 2010
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 89.9%
FINANCIALS: 24.2%
Commercial Banks: 14.4%
Oriental Bank of Commerce	2,946,834	$30,245,071
Axis Bank, Ltd.	845,032	28,859,489
Allahabad Bank	5,400,000	27,907,649
HDFC Bank, Ltd.	488,033	26,964,695
Corporation Bank	1,719,331	26,442,850
HDFC Bank, Ltd. ADR	122,227	22,534,992
ICICI Bank, Ltd.	555,000	13,692,270
ICICI Bank, Ltd. ADR	178,283	8,887,408
		185,534,424
Real Estate Management & Development: 3.5%
Unitech, Ltd.	12,253,178	24,038,793
Ascendas India Trust	27,740,000	21,075,966
		45,114,759
Diversified Financial Services: 2.7%
Kotak Mahindra Bank, Ltd.	2,150,000	22,744,686
Infrastructure Development Finance Co., Ltd.	2,762,708	12,431,894
		35,176,580
Consumer Finance: 2.0%
Shriram Transport Finance Co., Ltd.	1,497,977	25,862,160
Thrifts & Mortgage Finance: 1.6%
Housing Development Finance Corp.	1,225,000	19,961,777
Total Financials		311,649,700

INDUSTRIALS: 18.1%
Machinery: 6.4%
Jain Irrigation Systems, Ltd.	1,166,127	30,865,027
Ashok Leyland, Ltd.	18,511,277	29,774,745
Thermax, Ltd.	1,078,128	19,177,184
AIA Engineering, Ltd.	300,631	2,674,387
		82,491,343
Electrical Equipment: 3.0%
Crompton Greaves, Ltd.	5,507,500	38,431,188
Road & Rail: 2.7%
Container Corp. of India, Ltd.	1,230,386	35,565,336
Building Products: 2.1%
Sintex Industries, Ltd.	3,183,251	27,225,891
Construction & Engineering: 1.8%
Larsen & Toubro, Ltd.	501,660	22,896,829
Industrial Conglomerates: 1.4%
MAX India, Ltd.(b)	4,813,102	18,169,547
Transportation Infrastructure: 0.7%
Gujarat Pipavav Port, Ltd.(b)	6,300,000	8,489,262
Total Industrials		233,269,396

CONSUMER DISCRETIONARY: 10.6%
Media: 4.4%
Sun TV Network, Ltd.	2,170,127	25,040,091
Jagran Prakashan, Ltd.	5,308,207	15,302,768
HT Media, Ltd.	3,018,943	10,839,564
Dish TV India, Ltd.(b)	4,737,097	5,820,920
		57,003,343
Auto Components: 3.5%
Exide Industries, Ltd.	12,226,741	44,519,813
Textiles, Apparel & Luxury Goods: 1.4%
Titan Industries, Ltd.	254,691	18,565,736
Hotels, Restaurants & Leisure: 1.3%
Indian Hotels Co., Ltd.	7,524,840	16,512,251
Total Consumer Discretionary		136,601,143

CONSUMER STAPLES: 8.3%
Personal Products: 5.0%
Dabur India, Ltd.	13,879,430	33,367,444
Emami, Ltd.	1,792,796	18,409,396
Marico, Ltd.	4,549,720	12,905,404
		64,682,244
Tobacco: 3.3%
ITC, Ltd.	10,630,000	42,175,801
Total Consumer Staples		106,858,045

INFORMATION TECHNOLOGY: 7.9%
IT Services: 5.0%
CMC, Ltd.	543,351	23,635,973
Infosys Technologies, Ltd.	298,281	20,201,711
Infosys Technologies, Ltd. ADR	213,179	14,349,078
HCL Infosystems, Ltd.	2,430,569	6,642,843
		64,829,605
Internet Software & Services: 2.4%
Info Edge India, Ltd.	2,013,454	31,493,465
Software: 0.5%
Financial Technologies India, Ltd.	240,752	6,169,268
Total Information Technology		102,492,338

HEALTH CARE: 6.3%
Pharmaceuticals: 6.3%
Sun Pharmaceutical Industries, Ltd.	820,460	36,885,047
Glenmark Pharmaceuticals, Ltd.	3,653,091	24,346,016
Cipla India, Ltd.	2,903,275	20,841,816
Total Health Care		82,072,879

MATERIALS: 5.4%
Chemicals: 4.9%
Asian Paints, Ltd.	547,500	32,498,571
Castrol India, Ltd.	1,746,000	19,765,468
Grasim Industries, Ltd.	220,800	10,910,031
		63,174,070
Metals & Mining: 0.3%
NMDC, Ltd.	692,045	4,025,953
Construction Materials: 0.2%
Ultratech Cement, Ltd.	93,702	2,218,002
Total Materials		69,418,025

UTILITIES: 4.9%
Gas Utilities: 3.1%
Gail India, Ltd.	3,779,751	40,164,856
Electric Utilities: 1.8%
CESC, Ltd.	2,765,920	23,684,196
Total Utilities		63,849,052

	Shares	Value
COMMON EQUITIES: (continued)
ENERGY: 2.8%
Oil, Gas & Consumable Fuels: 2.8%
Reliance Industries, Ltd.	1,110,742	$24,398,407
Chennai Petroleum Corp., Ltd.	2,064,744	11,594,805
Total Energy		35,993,212

TELECOMMUNICATION SERVICES: 1.4%
Wireless Telecommunication Services: 1.4%
Bharti Airtel, Ltd.	2,194,382	17,855,959
Total Telecommunication Services		17,855,959
TOTAL COMMON EQUITIES (Cost $741,734,402)		1,160,059,749

INTERNATIONAL BONDS: 5.5%

	Face Amount
UTILITIES: 2.4%
Electric Utilities: 2.4%
Tata Power Co., Ltd., Cnv. 1.750%, 11/21/14	$27,800,000	31,101,250
Total Utilities		31,101,250

MATERIALS: 2.1%
Metals & Mining: 2.1%
Sesa Goa, Ltd., Cnv. 5.000%, 10/31/14	16,500,000	18,810,000
Welspun Corp., Ltd., Cnv. 4.500%, 10/17/14	8,000,000	8,740,000
Total Materials		27,550,000

TELECOMMUNICATION SERVICES: 0.7%
Wireless Telecommunication Services: 0.7%
Reliance Communications, Ltd., Cnv. 0.000%, 03/01/12	7,500,000	8,655,375
Total Telecommunication Services		8,655,375

INFORMATION TECHNOLOGY: 0.3%
Software: 0.3%
Financial Technologies India, Ltd., Cnv. 0.000%, 12/21/11	2,500,000	3,400,000
Total Information Technology		3,400,000
TOTAL INTERNATIONAL BONDS (Cost $68,521,047)		70,706,625

Total Investments: 95.4% (Cost $810,255,449)(c)		1,230,766,374

CASH AND OTHER ASSETS, LESS LIABILITIES: 4.6%		58,943,148

NET ASSETS: 100.0%		$1,289,709,522

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $813,430,721 and net unrealized appreciation consists of:

Gross unrealized appreciation	$439,378,616
Gross unrealized depreciation	(22,042,963)
Net unrealized appreciation	$417,335,653

ADR	American Depositary Receipt
Cnv.	Convertible

See accompanying notes to schedules of investments.

Matthews Japan Fund	September 30, 2010
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: JAPAN: 99.0%
INDUSTRIALS: 23.0%
Machinery: 14.5%
Fanuc, Ltd.	13,400	$1,710,381
Kubota Corp.	185,000	1,696,763
Komatsu, Ltd.	65,600	1,526,117
Nabtesco Corp.	76,000	1,241,136
Hoshizaki Electric Co., Ltd.	66,100	1,185,571
The Japan Steel Works, Ltd.	106,000	998,724
		8,358,692
Trading Companies & Distributors: 3.8%
ITOCHU Corp.	237,900	2,177,474
Electrical Equipment: 2.7%
Nidec Corp.	17,300	1,538,405
Construction & Engineering: 2.0%
Toshiba Plant Systems & Services Corp.	86,000	1,150,707
Total Industrials		13,225,278

FINANCIALS: 22.1%
Real Estate Investment Trusts: 7.9%
Advance Residence Investment Corp., REIT	858	1,447,088
BLife Investment Corp., REIT	260	1,414,000
United Urban Investment Corp., REIT	142	975,121
Japan Hotel and Resort, Inc., REIT	180	454,990
Nippon Commercial Investment Corp., REIT	250	275,246
		4,566,445
Real Estate Management & Development: 3.6%
Goldcrest Co., Ltd.	64,800	1,222,409
Kenedix, Inc.(b)	4,725	836,512
		2,058,921
Capital Markets: 2.8%
Jafco Co., Ltd.	47,400	1,123,273
Nomura Holdings, Inc.	98,500	473,881
		1,597,154
Consumer Finance: 2.8%
ORIX Corp.	20,720	1,585,866
Commercial Bank: 2.1%
Mitsubishi UFJ Financial Group, Inc.	263,100	1,221,547
Diversified Financial Services: 1.8%
IBJ Leasing Co., Ltd.	52,100	1,021,720
Insurance: 1.1%
Anicom Holdings, Inc.(b)	16,300	632,736
Total Financials		12,684,389

INFORMATION TECHNOLOGY: 14.1%
Electronic Equipment, Instruments & Components: 7.1%
Hamamatsu Photonics, K.K.	40,100	1,308,845
Nippon Electric Glass Co., Ltd.	75,000	1,025,176
Kyocera Corp.	9,900	936,564
Keyence Corp.	3,797	828,001
		4,098,586
Internet Software & Services: 4.7%
Kakaku.com, Inc.	258	1,495,535
So-net Entertainment Corp.	445	1,189,599
		2,685,134
Computers & Peripherals: 1.9%
Toshiba Corp.	219,000	1,059,087
Software: 0.4%
Nintendo Co., Ltd.	1,000	250,813
Total Information Technology		8,093,620

CONSUMER DISCRETIONARY: 13.8%
Automobiles: 7.4%
Nissan Motor Co., Ltd.	212,200	1,858,324
Yamaha Motor Co., Ltd.(b)	112,200	1,688,741
Honda Motor Co., Ltd.	19,200	683,215
		4,230,280
Household Durables: 2.1%
Rinnai Corp.	20,500	1,207,213
Specialty Retail: 1.7%
Point, Inc.	21,620	981,266
Diversified Consumer Services: 1.3%
Benesse Holdings, Inc.	16,100	777,052
Auto Components: 1.3%
Koito Manufacturing Co., Ltd.	48,000	735,972
Total Consumer Discretionary		7,931,783

CONSUMER STAPLES: 8.2%
Household Products: 3.2%
Pigeon Corp.	57,400	1,824,926
Tobacco: 2.8%
Japan Tobacco, Inc.	483	1,609,386
Food & Staples Retailing: 1.1%
Daikokutenbussan Co., Ltd.	19,200	640,996
Food Products: 1.1%
Hokuto Corp.	27,800	622,349
Total Consumer Staples		4,697,657

HEALTH CARE: 7.1%
Health Care Equipment & Supplies: 5.9%
Sysmex Corp.	17,900	1,244,366
Asahi Intecc Co., Ltd.	70,800	1,163,240
Mani, Inc.	27,500	970,743
		3,378,349
Health Care Providers & Services: 1.2%
Ship Healthcare Holdings, Inc.	81,400	709,413
Total Health Care		4,087,762

MATERIALS: 6.6%
Chemicals: 5.6%
Denki Kagaku Kogyo, K.K.	315,000	1,357,260
Kanto Denka Kogyo Co., Ltd.	141,000	964,638
Kansai Paint Co., Ltd.	107,000	911,410
		3,233,308
Metals & Mining: 1.0%
Hitachi Metals, Ltd.	48,000	565,506
Total Materials		3,798,814

	Shares	Value
COMMON EQUITIES: JAPAN: (continued)
TELECOMMUNICATION SERVICES: 4.1%
Wireless Telecommunication Services: 4.1%
Softbank Corp.	36,000	$1,177,938
NTT DoCoMo, Inc.	693	1,157,412
Total Telecommunication Services		2,335,350

Total Investments: 99.0% (Cost $49,297,586)(c)		56,854,653

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.0%		600,578

NET ASSETS: 100.0%		$57,455,231

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $49,355,013 and net unrealized appreciation consists of:

Gross unrealized appreciation	$10,685,282
Gross unrealized depreciation	(3,185,642)
Net unrealized appreciation	$7,499,640

REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

Matthews Korea Fund	September 30, 2010
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: SOUTH KOREA: 94.0%
CONSUMER DISCRETIONARY: 19.8%
Automobiles: 4.9%
Kia Motors Corp.	116,280	$3,753,188
Hyundai Motor Co.	27,465	3,686,498
		7,439,686
Auto Components: 4.4%
Hyundai Mobis	18,975	4,276,930
Hankook Tire Co., Ltd.	86,280	2,492,193
		6,769,123
Hotels, Restaurants & Leisure: 3.4%
Modetour Network, Inc.	59,600	1,851,165
Grand Korea Leisure Co., Ltd.	93,710	1,836,866
Hana Tour Service, Inc.	31,833	1,440,563
		5,128,594
Multiline Retail: 2.1%
Hyundai Department Store Co., Ltd.	26,406	3,194,315
Media: 1.9%
Cheil Worldwide, Inc.	240,380	2,861,879
Household Durables: 1.6%
LG Electronics, Inc.	29,111	2,452,192
Diversified Consumer Services: 1.5%
MegaStudy Co., Ltd.	15,105	2,237,936
Total Consumer Discretionary		30,083,725

INFORMATION TECHNOLOGY: 18.3%
Semiconductors & Semiconductor Equipment: 11.3%
Samsung Electronics Co., Ltd.	25,190	17,154,625
Electronic Equipment, Instruments & Components: 4.0%
LG Display Co., Ltd. ADR	151,100	2,635,184
Uju Electronics Co., Ltd.	86,724	1,843,923
Samsung Electro-Mechanics Co., Ltd.	15,300	1,670,923
		6,150,030
Internet Software & Services: 3.0%
NHN Corp.(b)	14,932	2,566,510
Daum Communications Corp.(b)	29,573	2,044,019
		4,610,529
Total Information Technology		27,915,184

FINANCIALS: 16.8%
Commercial Banks: 7.7%
Shinhan Financial Group Co., Ltd.	127,348	4,878,850
KB Financial Group, Inc.	60,410	2,593,018
Korea Exchange Bank	195,960	2,372,350
KB Financial Group, Inc. ADR	43,853	1,879,978
		11,724,196
Insurance: 5.1%
Dongbu Insurance Co., Ltd.	123,980	3,837,452
Samsung Fire & Marine Insurance Co., Ltd.	20,927	3,579,833
Hyundai Marine & Fire Insurance Co., Ltd.	19,430	378,651
		7,795,936
Capital Markets: 3.9%
Kiwoom Securities Co., Ltd.	88,120	3,886,036
Samsung Securities Co., Ltd.	37,260	2,120,075
		6,006,111
Diversified Financial Services: 0.1%
Korea Information Service	4,017	97,880
Total Financials		25,624,123

MATERIALS: 10.9%
Chemicals: 5.9%
LG Chem, Ltd.	12,730	3,722,620
Hyosung Corp.	29,239	3,158,336
OCI Materials Co., Ltd.	21,729	2,017,649
		8,898,605
Metals & Mining: 4.0%
POSCO ADR	37,800	4,308,444
POSCO	3,903	1,774,195
		6,082,639
Containers & Packaging: 1.0%
Lock & Lock Co., Ltd.	46,750	1,565,339
Total Materials		16,546,583

CONSUMER STAPLES: 10.4%
Food & Staples Retailing: 3.3%
Shinsegae Food Co., Ltd.	38,842	2,840,976
Shinsegae Co., Ltd.	4,296	2,267,679
		5,108,655
Food Products: 2.0%
Orion Corp.	8,266	3,001,861
Personal Products: 1.8%
Amorepacific Corp.	2,808	2,822,160
Household Products: 1.8%
LG Household & Health Care, Ltd.	7,351	2,716,219
Tobacco: 1.5%
KT&G Corp.	37,500	2,234,001
Total Consumer Staples		15,882,896

INDUSTRIALS: 8.0%
Construction & Engineering: 2.9%
Samsung Engineering Co., Ltd.	22,169	2,958,223
HanmiParsons Co., Ltd.	120,600	1,385,961
		4,344,184
Commercial Services & Supplies: 1.9%
KEPCO Plant Service & Engineering Co., Ltd.	32,958	1,993,999
S1 Corp.	16,987	931,900
		2,925,899
Building Products: 1.9%
LG Hausys, Ltd.	24,305	2,091,382
Sung Kwang Bend Co., Ltd.	33,746	748,988
		2,840,370
Industrial Conglomerates: 1.3%
Samsung Techwin Co., Ltd.	20,004	1,981,089
Total Industrials		12,091,542

	Shares	Value
COMMON EQUITIES: SOUTH KOREA: (continued)
HEALTH CARE: 4.0%
Pharmaceuticals: 4.0%
Yuhan Corp.	20,314	$3,307,501
Dong-A Pharmaceutical Co., Ltd.	22,534	2,697,558
Total Health Care		6,005,059

TELECOMMUNICATION SERVICES: 3.9%
Wireless Telecommunication Services: 2.6%
SK Telecom Co., Ltd. ADR	119,700	2,091,159
SK Telecom Co., Ltd.	12,839	1,929,307
		4,020,466
Diversified Telecommunication Services: 1.3%
KT Corp.	48,404	1,937,765
Total Telecommunication Services		5,958,231

ENERGY: 1.9%
Oil, Gas & Consumable Fuels: 1.9%
SK Energy Co., Ltd.	22,470	2,871,095
Total Energy		2,871,095

TOTAL COMMON EQUITIES (Cost $103,541,475)		142,978,438

PREFERRED EQUITIES: SOUTH KOREA: 4.5%
CONSUMER DISCRETIONARY: 2.1%
Automobiles: 2.1%
Hyundai Motor Co., Ltd., 2nd Pfd.	65,704	3,173,913
Total Consumer Discretionary		3,173,913

FINANCIALS: 1.2%
Insurance: 1.2%
Samsung Fire & Marine Insurance Co., Ltd., Pfd.	24,840	1,915,465
Total Financials		1,915,465

INFORMATION TECHNOLOGY: 1.2%
Semiconductors & Semiconductor Equipment: 1.2%
Samsung Electronics Co., Ltd., Pfd.	3,646	1,780,503
Total Information Technology		1,780,503

TOTAL PREFERRED EQUITIES (Cost $5,436,683)		6,869,881

TOTAL INVESTMENTS: 98.5%
(Cost $108,978,158)(c)		149,848,319

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.5%		2,314,579

NET ASSETS: 100.0%		$152,162,898

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $109,427,299 and net unrealized appreciation consists of:

Gross unrealized appreciation	$42,575,493
Gross unrealized depreciation	(2,154,473)
Net unrealized appreciation	$40,421,020

ADR	American Depositary Receipt
Pfd.	Preferred

See accompanying notes to schedules of investments.

Matthews Asia Small Companies Fund	September 30, 2010
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 96.2%
CHINA/ HONG KONG: 30.6%
Yip’s Chemical Holdings, Ltd.	5,750,000	$7,066,705
Vinda International Holdings, Ltd.	4,756,000	6,706,321
Comba Telecom Systems Holdings, Ltd.	5,678,010	6,340,543
Xinyi Glass Holdings Co., Ltd.	10,136,000	6,251,249
Minth Group, Ltd.	3,084,000	6,134,407
Towngas China Co., Ltd.	12,291,000	5,674,135
Kingdee International Software Group Co., Ltd.	12,034,000	5,623,148
PCD Stores, Ltd.(b)	17,660,900	5,555,604
Hengdeli Holdings, Ltd.	11,140,000	5,150,774
Dalian Port PDA Co., Ltd. H Shares	12,018,000	4,981,948
AAC Acoustic Technologies Holdings, Inc.	2,290,000	4,976,019
KWG Property Holding, Ltd.	6,496,500	4,952,806
Xingda International Holdings, Ltd.	5,536,000	4,945,662
Zhuzhou CSR Times Electric Co., Ltd. H Shares	1,415,000	4,548,210
Fook Woo Group Holdings, Ltd.(b)	12,754,000	4,280,707
Wasion Group Holdings, Ltd.	4,826,000	3,691,973
Trinity, Ltd.	3,560,000	3,465,624
Ming Fai International Holdings, Ltd.	8,193,000	3,187,027
Silver Base Group Holdings, Ltd.	5,902,000	3,068,762
Lee’s Pharmaceutical Holdings, Ltd.	7,320,000	2,689,402
Longtop Financial Technologies, Ltd. ADR(b)	67,022	2,637,316
Golden Eagle Retail Group, Ltd.	926,000	2,619,416
China Kanghui Holdings, Inc. ADR(b)	154,000	2,182,180
Shandong Weigao Group Medical Polymer Co., Ltd. H Shares	580,000	1,642,797
Total China/ Hong Kong		108,372,735

INDIA: 18.6%
Ipca Laboratories, Ltd.	799,809	5,521,300
Federal Bank, Ltd.	585,650	5,110,995
Exide Industries, Ltd.	1,398,812	5,093,332
Jyothy Laboratories, Ltd.	669,087	4,437,357
CMC, Ltd.	96,345	4,191,044
Bajaj Electricals, Ltd.	617,462	4,157,780
Usha Martin, Ltd.	2,060,609	3,992,988
GlaxoSmithKline Consumer Healthcare, Ltd.	87,945	3,980,864
Castrol India, Ltd.	332,240	3,761,099
Thermax, Ltd.	210,165	3,738,306
CRISIL, Ltd.	24,703	3,345,032
India Infoline, Ltd.	1,268,196	3,242,151
Jain Irrigation Systems, Ltd.	111,393	2,948,348
Emami, Ltd.	285,653	2,933,239
Page Industries, Ltd.	105,710	2,893,822
Sun TV Network, Ltd.	246,636	2,845,819
Gujarat Pipavav Port, Ltd.(b)	2,078,642	2,800,974
Asian Paints, Ltd.	19,720	1,170,542
Total India		66,164,992

SOUTH KOREA: 14.5%
Dongbu Insurance Co., Ltd.	177,630	5,498,037
Cheil Worldwide, Inc.	439,735	5,235,329
POSCO Chemtech Co., Ltd.	40,663	4,985,625
Pyeong Hwa Automotive Co., Ltd.	333,837	4,884,708
Sung Kwang Bend Co., Ltd.	209,144	4,641,923
YES24 Co., Ltd.	691,003	4,381,564
OCI Materials Co., Ltd.	46,972	4,361,591
Modetour Network, Inc.	136,539	4,240,877
KEPCO Plant Service & Engineering Co., Ltd.	65,663	3,972,691
MegaStudy Co., Ltd.	22,585	3,346,162
Kiwoom Securities Co., Ltd.	73,005	3,219,474
Korea Zinc Co., Ltd.	10,013	2,749,508
Total South Korea		51,517,489

TAIWAN: 14.5%
St. Shine Optical Co., Ltd.	941,492	9,774,584
TXC Corp.	3,688,799	6,582,777
Simplo Technology Co., Ltd.	1,147,100	6,556,511
Chroma ATE, Inc.	2,693,078	6,412,562
Synnex Technology International Corp.	2,737,523	6,352,507
Pacific Hospital Supply Co., Ltd.(b)(c)	1,497,600	6,027,054
Richtek Technology Corp.	689,550	5,112,278
Formosa International Hotels Corp.	272,470	4,454,413
Total Taiwan		51,272,686

SINGAPORE: 9.3%
SATS, Ltd.	4,425,000	9,589,915
CSE Global, Ltd.	6,394,000	5,203,489
Ascendas India Trust	6,470,000	4,915,699
Allgreen Properties, Ltd.	5,410,000	4,852,928
Armstrong Industrial Corp., Ltd.	12,125,000	3,914,648
Keppel Land, Ltd.	900,000	2,772,250
Asiatravel.com Holdings, Ltd.	5,473,000	1,790,263
Total Singapore		33,039,192

MALAYSIA: 5.6%
Alliance Financial Group BHD	4,890,100	4,895,066
KPJ Healthcare BHD	3,847,800	4,343,710
Dialog Group BHD	11,162,638	4,045,974
KFC Holdings Malaysia BHD	3,580,960	3,619,240
Faber Group BHD	2,860,000	2,984,849
Total Malaysia		19,888,839

INDONESIA: 2.0%
PT Jasa Marga	12,138,000	4,354,248
PT Bank Tabungan Pensiunan Nasional(b)	2,038,000	2,782,937
Total Indonesia		7,137,185

THAILAND: 1.1%
Quality Houses Public Co., Ltd.	45,200,600	3,932,625
Total Thailand		3,932,625

Value
Total Investments: 96.2% (Cost $270,639,124)(d)	$341,325,743

CASH AND OTHER ASSETS, LESS LIABILITIES: 3.8%	13,299,205

NET ASSETS: 100.0%	$354,624,948

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Illiquid security.
(d)	Cost for federal income tax purposes is $270,985,407 and net unrealized appreciation consists of:

Gross unrealized appreciation	$72,105,710
Gross unrealized depreciation	(1,765,374)
Net unrealized appreciation	$70,340,336

ADR	American Depositary Receipt
BHD	Berhad

See accompanying notes to schedules of investments.

Matthews Asia Science and Technology Fund	September 30, 2010
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 97.9%
CHINA/ HONG KONG: 31.0%
Baidu, Inc. ADR(b)	112,600	$11,555,012
China Mobile, Ltd. ADR	84,500	4,320,485
Ctrip.com International, Ltd. ADR(b)	63,426	3,028,592
Kingdee International Software Group Co., Ltd.	6,282,000	2,935,401
China Communications Services Corp., Ltd. H Shares	4,642,000	2,747,884
AAC Acoustic Technologies Holdings, Inc.	1,154,000	2,507,566
ZTE Corp. H Shares	626,520	2,484,032
Kingboard Laminates Holdings, Ltd.	2,418,000	2,449,098
Mindray Medical International, Ltd. ADR	81,200	2,401,084
Digital China Holdings, Ltd.	1,368,000	2,376,261
Longtop Financial Technologies, Ltd. ADR(b)	58,460	2,300,401
Sinopharm Group Co., Ltd. H Shares	543,200	2,236,287
Sina Corp.(b)	43,400	2,195,172
New Oriental Education & Technology Group, Inc. ADR(b)	22,000	2,146,760
Tencent Holdings, Ltd.	79,400	1,729,391
Shandong Weigao Group Medical Polymer Co., Ltd. H Shares	388,000	1,098,975
China Kanghui Holdings, Inc. ADR(b)	23,700	335,829
Total China/ Hong Kong		48,848,230

JAPAN: 20.9%
Canon, Inc.	82,200	3,839,237
Kakaku.com, Inc.	644	3,733,040
Hamamatsu Photonics, K.K.	94,400	3,081,172
Fanuc, Ltd.	22,300	2,846,381
Omron Corp.	122,200	2,793,825
Murata Manufacturing Co., Ltd.	48,200	2,548,668
Toshiba Corp.	504,000	2,437,350
Keyence Corp.	10,300	2,246,090
Nidec Corp.	24,500	2,178,667
Asahi Intecc Co., Ltd.	126,900	2,084,961
Nintendo Co., Ltd.	8,300	2,081,747
Hoya Corp.	81,400	1,987,902
Denki Kagaku Kogyo, K.K.	269,000	1,159,057
Total Japan		33,018,097

TAIWAN: 18.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,930,933	3,821,318
St. Shine Optical Co., Ltd.	339,000	3,519,503
Hon Hai Precision Industry Co., Ltd.	900,893	3,378,703
Delta Electronics, Inc.	756,000	3,154,348
Synnex Technology International Corp.	1,164,447	2,702,135
TXC Corp.	1,414,098	2,523,502
HTC Corp.	109,200	2,480,315
Simplo Technology Co., Ltd.	391,800	2,239,422
Richtek Technology Corp.	282,308	2,093,013
Nan Ya Printed Circuit Board Corp.	482,000	1,866,870
Acer, Inc.	609,642	1,552,638
Total Taiwan		29,331,767

SOUTH KOREA: 14.7%
Samsung Electronics Co., Ltd.	9,304	6,336,111
LG Display Co., Ltd. ADR	155,600	2,713,664
SK Telecom Co., Ltd. ADR	142,400	2,487,728
Samsung Electro-Mechanics Co., Ltd.	22,480	2,455,056
NHN Corp.(b)	12,629	2,170,671
LG Chem, Ltd.	6,373	1,863,649
Uju Electronics Co., Ltd.	83,893	1,783,731
MegaStudy Co., Ltd.	11,712	1,735,233
JVM Co., Ltd.(b)	77,006	1,584,509
Total South Korea		23,130,352

INDIA: 6.2%
Infosys Technologies, Ltd.	45,910	3,109,352
Sun TV Network, Ltd.	218,902	2,525,809
Exide Industries, Ltd.	628,792	2,289,547
Info Edge India, Ltd.	122,018	1,908,546
Total India		9,833,254

INDONESIA: 2.1%
PT Telekomunikasi Indonesia ADR	78,200	3,228,878
Total Indonesia		3,228,878

UNITED STATES: 1.9%
Cognizant Technology Solutions Corp., Class A(b)	47,000	3,030,090
Total United States		3,030,090

PHILIPPINES: 1.6%
Globe Telecom, Inc.	124,880	2,528,119
Total Philippines		2,528,119

MALAYSIA: 0.9%
KPJ Healthcare BHD	1,279,500	1,444,404
Total Malaysia		1,444,404

TOTAL INVESTMENTS: 97.9%
(Cost $121,180,257)(c)		154,393,191

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.1%		3,308,752

NET ASSETS: 100.0%		$157,701,943

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $121,986,979 and net unrealized appreciation consists of:

Gross unrealized appreciation	$37,052,931
Gross unrealized depreciation	(4,646,719)
Net unrealized appreciation	$32,406,212

ADR	American Depositary Receipt
BHD	Berhad

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (unaudited)

A. SECURITY VALUATION: The Matthews Asia Funds’(each a “Fund, collectively the “Funds”) equity securities are valued based on market quotations, or at fair value as determined in good faith by or under the direction of the Board of Trustees (the “Board”) when no market quotations are available or when market quotations have become unreliable. Securities that trade in over-the-counter markets, including most debt securities (bonds), may be valued using indicative bid and ask quotations from bond dealers or market makers, or other available market information, or on their fair value as determined by or under the direction of the Board. The Board has delegated the responsibility of making fair value determinations to the Funds’ Valuation Committee (the “Valuation Committee”) subject to the Funds’ Pricing Policies. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV differ from any quoted or published prices for the same securities for that day. All fair value determinations are made subject to the Board’s oversight.

The books and records of the Funds are maintained in U.S. dollars. Transactions, portfolio securities, and assets and liabilities denominated in a foreign currency are translated and recorded in U.S. dollars at the prevailing exchange rate as of the close of trading on the New York Stock Exchange (“NYSE”). Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in foreign exchange rate from that which is due to changes in market prices of equity securities.

Market values for equity securities are determined based on quotations from the principal (or most advantageous) market on which the security is traded. Market quotations used by the Funds include last reported sale prices, or, if such prices are not reported or available, bid and asked prices. Securities are valued through valuations obtained from a commercial pricing service or by securities dealers in accordance with procedures established by the Board.

Events affecting the value of foreign investments occur between the time at which they are determined and the close of trading on the NYSE. If the Funds believe that such events render market quotations unreliable, and the impact of such events can be reasonably determined, the investments will be valued at their fair value. The fair value of a security held by the Funds may be determined using the services of third-party pricing services retained by the Funds or by the Valuation Committee, in either case subject to the Board’s oversight.

Foreign securities held by the Funds may be traded on days and at times when the NYSE is closed. Accordingly, the NAV of the Funds may be significantly affected on days when shareholders have no access to the Funds.

B. FAIR VALUE MEASUREMENTS: In accordance with the guidance on fair value measurements and disclosures under generally accepted accounting principles (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). Various inputs are used in determining the fair value of investments, which are as follows:

Level 1: Quoted prices in active markets for identical securities.

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of September 30, 2010, Level 3 Securities consist primarily of international bonds that trade in over-the-counter markets. As described in Note A, these securities are valued using indicative bid and ask quotations from bond dealers and market makers, or on their fair value as determined under the direction of the Board. Indicative quotations and other information used by the Funds may not always be directly observable in the marketplace due to the nature of these markets and the manner of execution. These inputs, the methodology used for valuing such securities, and the characterization of such securities as Level 3 Securities are not necessarily an indication of liquidity, or the risk associated with investing in these securities.

The summary of inputs used to determine the fair valuation of the Fund’s investments as of September 30, 2010 is as follows:

	Matthews Asian
	Growth and	Matthews Asia	Matthews Asia	Matthews Pacific
	Income Fund	Dividend Fund	Pacific Fund	Tiger Fund
Level 1: Quoted Prices
Common Equities:
China/Hong Kong	$54,279,608	$47,975,279	$16,031,609	$535,880,961
India	—	—	660,097	26,563,259
Indonesia	47,128,406	23,437,608	—	15,512,653
Japan	—	—	1,572,811	—
South Korea	76,359,075	26,436,478	—	65,480,554
Taiwan	76,166,182	67,968,327	—	—
Thailand	—	28,500,589	—	—
United Kingdom	73,706,240	41,877,947	—	—
Warrants:
India	14,691,244	—	—	—
Level 2: Other Significant Observable Inputs
Common Equities:
Australia	108,728,130	108,629,202	14,654,266	—
China/Hong Kong	647,093,288	319,420,536	63,799,146	1,229,326,878
India	44,025,468	—	20,018,104	948,950,034
Indonesia	—	59,748,948	18,208,477	381,648,414
Japan	379,587,771	322,564,446	81,980,212	—
Malaysia	20,453,202	11,593,043	3,971,145	248,476,521
Philippines	42,137,078	28,120,875	—	97,408,452
Singapore	400,440,404	55,735,041	12,785,454	97,184,349
South Korea	119,106,273	121,049,098	11,418,162	744,486,944
Taiwan	124,683,408	65,762,234	15,725,503	382,951,002
Thailand	163,714,499	55,505,699	12,467,211	284,931,620
United Kingdom	—	2,596,930	—	—
Vietnam	50,426,520	—	2,316,242	28,208,811
Preferred Equities:
South Korea	97,430,868	—	4,990,130	—
Rights:
Vietnam	1,800,713	—	—	—
Level 3: Significant Unobservable Inputs
International Bonds	891,159,310	4,103,378	—	—
Total Market Value of Investments	$3,433,117,687	$1,391,025,658	$280,598,569	$5,087,010,452

	Matthews China	Matthews	Matthews	Matthews	Matthews
	Dividend Fund	China Fund	India Fund	Japan Fund	Korea Fund
Level 1: Quoted Prices
Common Equities:
Consumer Discretionary	$—	$110,403,399	$—	$—	$—
Consumer Staples	—	—	—	640,996	5,663,136
Energy	1,364,308	—	—	—	—
Financials	1,482,287	8,107,124	31,422,400	—	1,879,978
Health Care	—	28,779,535	—	—	2,697,558
Industrials	—	—	8,489,262	—	—
Information Technology	332,592	73,673,982	14,349,078	—	2,635,184
Materials	—	—	10,910,031	—	4,308,444
Telecommunication Services	3,178,455	25,033,248	—	—	2,091,159
Level 2: Other Significant Observable Inputs
Common Equities:
Consumer Discretionary	4,991,294	580,163,995	136,601,143	7,931,783	30,083,725
Consumer Staples	2,198,421	383,776,450	106,858,045	4,056,661	10,219,760
Energy	444,765	178,569,240	35,993,212	—	2,871,095
Financials	5,441,454	536,728,239	280,227,300	12,684,389	23,744,145
Health Care	1,659,203	40,254,808	82,072,879	4,087,762	3,307,501
Industrials	2,911,826	337,226,960	224,780,134	13,225,278	12,091,542
Information Technology	4,809,710	284,974,062	88,143,260	8,093,620	25,280,000
Materials	1,081,513	—	58,507,994	3,798,814	12,238,139
Telecommunication Services	1,159,060	101,302,506	17,855,959	2,335,350	3,867,072
Utilities	4,130,656	151,968,943	63,849,052	—	—
Preferred Equities:
Consumer Discretionary	—	—	—	—	3,173,913
Financials	—	—	—	—	1,915,465
Information Technology	—	—	—	—	1,780,503
Level 3: Significant Unobservable Inputs
International Bonds	—	—	70,706,625	—	—
Total Market Value of Investments	$35,185,544	$2,840,962,491	$1,230,766,374	$56,854,653	$149,848,319

	Matthews Asia	Matthews Asia
	Small Companies	Science and Technology
	Fund	Fund
Level 1: Quoted Prices
Common Equities:
China/Hong Kong	$4,819,496	$28,283,335
India	9,675,660	—
Indonesia	—	3,228,878
Malaysia	3,619,240	—
South Korea	—	5,201,392
United States	—	3,030,090
Level 2: Other Significant Observable Inputs
Common Equities:
China/Hong Kong	103,553,239	20,564,895
India	56,489,332	9,833,254
Indonesia	7,137,185	—
Japan	—	33,018,097
Malaysia	16,269,599	1,444,404
Philippines	—	2,528,119
Singapore	33,039,192	—
South Korea	51,517,489	17,928,960
Taiwan	45,245,632	29,331,767
Thailand	3,932,625	—
Level 3: Significant Unobservable Inputs
Common Equities:
Taiwan	6,027,054	—
Total Market Value of Investments	$341,325,743	$154,393,191

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Matthews Asian
	Growth and	Matthews Asia	Matthews
	Income Fund	Dividend Fund	India Fund
	International Bonds	International Bonds	International Bonds
Balance as of 12/31/09 (market value)	$745,395,183	$8,325,971	$20,755,640
Accrued discounts/premiums	17,192,001	53,545	838,344
Realized gain/(loss)	6,843,543	1,191,726	(1,027,233)
Change in unrealized appreciation/depreciation	43,378,209	(606,131)	1,983,056
Purchases	180,194,490	—	61,235,725
Sales	(101,844,116)	(4,861,733)	(13,078,907)
Transfers in to Level 3*	—	—	—
Transfers out of Level 3*	—	—	—
Balance as of 9/30/10 (market value)	$891,159,310	$4,103,378	$70,706,625

Net change in unrealized appreciation/depreciation on Level 3 investments held as of 9/30/10	$49,664,794	$452,051	$1,377,999

	Matthews	Matthews Asia	Matthews Asia
	India Fund	Small Companies Fund	Small Companies Fund
	Common Equities - Financials	Common Equities - India	Common Equities - Taiwan
Balance as of 12/31/09 (market value)	$326,609	$53,889	$—
Accrued discounts/premiums	—	—	—
Realized gain/(loss)	203,807	23,447	—
Change in unrealized appreciation/depreciation	(64,814)	(9,188)	1,280,198
Purchases	—	—	2,763,735
Sales	(465,602)	(68,148)	—
Transfers in to Level 3*	—	—	1,983,121
Transfers out of Level 3*	—	—	—
Balance as of 9/30/10 (market value)	$—	$—	$6,027,054

Net change in unrealized appreciation/depreciation on Level 3 investments held as of 9/30/10	$—	$—	$1,280,198

*  The Fund’s policy is to recognize transfers in and transfer out as of the beginning of the reporting period.

C. TAX INFORMATION: Under current tax law, capital and currency losses realized after October 31 and prior to the Fund’s fiscal year end may be deferred as occurring on the first day of the following fiscal year.  Post-October losses at fiscal year end December 31, 2009 were as follows:

	Post October Capital Losses	Post October Currency Losses
Matthews Asian Growth and Income Fund	$—	$150,834
Matthews Asia Dividend Fund	—	14,963
Matthews Asia Pacific Fund	251,590	3,181
Matthews Pacific Tiger Fund	—	103,768
Matthews China Fund	—	416
Matthews India Fund	549,463	5,874
Matthews Korea Fund	—	6,223
Matthews Asia Small Companies Fund	—	24,010
Matthews Asia Science and Technology Fund	—	8,293

For federal income tax purposes, the Funds indicated below have capital loss carryforwards as of December 31, 2009, which expire in the year indicated, which are available to offset future capital gains, if any:

	2010	2016	2017	Total
Matthews Asian Growth and Income Fund	$—	$—	$64,043,804	$64,043,804
Matthews Asia Dividend Fund	—	1,466,788	16,105,466	17,572,254
Matthews Asia Pacific Fund	—	24,090,517	58,248,975	82,339,492
Matthews Pacific Tiger Fund	—	—	194,447,297	194,447,297
Matthews China Fund	—	—	44,320,615	44,320,615
Matthews India Fund	—	—	84,698,767	84,698,767
Matthews Japan Fund	—	36,495,378	44,032,426	80,527,804
Matthews Asia Science and Technology Fund	3,461,198	17,493,413	15,057,062	36,011,673

For additional information regarding the accounting policies of the Matthews Asia Funds, refer to the most recent financial statements in the N-CSR filing at www. Sec.gov.

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Matthews International Funds

By (Signature and Title)*	/s/ William J. Hackett
William J. Hackett, President
(principal executive officer)

Date	November 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William J. Hackett
William J. Hackett, President
(principal executive officer)

Date	November 17, 2010

By (Signature and Title)*	/s/ Shai Malka
Shai Malka, Treasurer
(principal financial officer)

Date	November 17, 2010

* Print the name and title of each signing officer under his or her signature.